Equity (Details Narrative) ₪ / shares in Units, ₪ in Thousands							1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 14, 2025 shares	Jul. 08, 2025 shares	Mar. 03, 2025 shares ₪ / shares	Nov. 14, 2022 shares	Sep. 15, 2022 shares	May 15, 2022 shares	Dec. 31, 2024 ILS (₪) shares	Aug. 31, 2023 shares	Mar. 31, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2023 shares	Feb. 12, 2025 ILS (₪)
IfrsStatementLineItems [Line Items]
Number of shares issued			7,349,896							461,911	143,557
Acquisitions considerations amount | ₪							₪ 8,000				₪ 8,000
Number of shares issued							1,590,023				1,590,023
Allocation of shares and option | ₪											₪ 34,000
Exercise price | ₪ / shares			₪ 5.7
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			7,349,896						7,349,896
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Investor invested | ₪													₪ 1,500
Chief financial officer (CFO) and 7 canndoc employees [member]
IfrsStatementLineItems [Line Items]
Shares outstanding owed percentage						1.30%
Chief financial officer (CFO) and 7 canndoc employees [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						596,937
Chairman [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					1,030,325
Number of options granted, years					3 years
Canndoc employees [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				287,131
Institutional investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								1,631,708
Chairman of board [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							75,000
Advisor of intercure [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							68,557
Share-based payment transactions with option | ₪							₪ 897,896
Incremental amount | ₪							1,400
Incremental exercise period | ₪							₪ 700
Board of directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	461,911	168,727
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued and paid-up share capital, beginning balance									47,162,713	47,162,713
Private allocation of shares and warrants (I)										7,349,895
Number of shares issued										168,727
Issued and paid-in share capital, ending balance							47,162,713			54,681,335	47,162,713